Selling, General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Employee compensation	3,276,810	4,280,997
Marketing and promotional expenses	1,193,240	1,539,327
Rental and related expenses	957,156	1,140,318
Depreciation and amortization expenses	411,045	494,015
IT consumable, office supply and other low value consumable	206,642	261,114
Professional services	188,591	243,594
Travel and entertainment expenses	59,700	57,177
Expected credit losses	(7,684)	(7,037)
Others	468,756	356,179
Total	6,754,256	8,365,684